ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 12, 2014,
 to the Prospectus dated April 28, 2014, and Supplemented on June 20, 2014

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective as of June 27, 2014, Martin A. Jarzebowski, Portfolio Manager, is added as a portfolio manager to the AZL® Federated Clover Small Value Fund.
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The third paragraph under the “Management” section for the AZL Federated Clover Small Value Fund on page 22 is deleted and replaced with the following paragraph:

The Fund’s portfolio managers are:  Stephen K. Gutch, Senior Portfolio Manager and Lawrence R. Creatura, Portfolio Manager, since February 2012; and Martin A. Jarzebowski, Portfolio Manager, since June 2014.

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The following information is added regarding the AZL Federated Clover Small Value Fund on page 144:

Martin A. Jarzebowski, Portfolio Manager, has managed the Fund since June 2014. He is an Assistant Vice President of the Fund’s subadviser and is jointly responsible for the day-to-day management of the Fund. Prior to joining Federated in 2008, Mr. Jarzebowski was employed with Clover Capital Management, Inc., serving as an Analyst, since 2007. Previously, he worked for McMaster-Carr as a Senior Operations Manager, since 2004. Mr. Jarzebowski received a B.S. in Applied Economics & Management from Cornell University and an M.S. in Corporate Law and Accounting from the London School of Economics.

AZLPRO-002-0414

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 12, 2014,
to the Statement of Additional Information dated April 28, 2014

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

Effective as of June 27, 2014, Martin A. Jarzebowski, Portfolio Manager, is added as a portfolio manager to the AZL® Federated Clover Small Value Fund.

The following information is added regarding the AZL Federated Clover Small Value Fund on page 62:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
Federated Clover Small Value Fund	Martin Jarzebowski*	2 / $921.1 million	0 / $0	25 / $306.7 million

*     the information is as of June 25, 2014

AZLSAI-001-0414